UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

Hotels, Restaurants & Leisure — 0.4%
BLB Worldwide Holdings, Inc.		21,020	$514,990

Software — 0.3%
HMH Holdings/EduMedia (a)		24,355	377,503

Total Common Stocks — 0.7%			892,493

Asset-Backed Securities (b)(c)		Par (000)

ALM Loan Funding, Series 2013-7RA, Class C, 3.71%, 4/24/24	USD	835	807,946
ARES CLO Ltd., Series 2013-2A, Class C, 3.00%, 7/28/25		500	482,500
Atrium CDO Corp., Series 9A, Class D, 3.74%, 2/28/24		250	239,125
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D, 4.74%, 1/20/25		250	252,977
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.89%, 3/21/24		250	241,125
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.24%, 4/20/23		215	213,259
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.25%, 9/20/22		350	351,225
Marea CLO Ltd., Series 2012-1A, Class D, 4.79%, 10/16/23		400	401,520
Neuberger Berman CLO XV, Series 2013-15A, Class C, 3.10%, 10/15/25		500	481,890
North End CLO Ltd., Series 2013-1A, Class D, 3.73%, 7/17/25		250	237,575
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.42%, 10/25/25		250	234,472
Race Point CLO Ltd., Series 2012-6A, Class D, 4.74%, 5/24/23		250	250,350
Symphony CLO Ltd., Series 2012-10A, Class D, 5.49%, 7/23/23		350	351,750
Total Asset-Backed Securities — 3.5%			4,545,714

Corporate Bonds

Airlines — 0.5%
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 12/17/16	USD	49	55,893

Corporate Bonds		Par (000)	Value

Airlines (concluded)
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18	USD	590	$581,858

			637,751

Auto Components — 0.3%
Icahn Enterprises LP/Icahn Enterprise Finance Corp., 8.00%, 1/15/18		340	354,875

Chemicals — 0.1%
Ineos Finance PLC, 8.38%, 2/15/19 (c)		110	122,238

Commercial Services & Supplies — 0.3%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 (c)		268	277,751
UR Merger Sub Corp., 5.75%, 7/15/18		80	85,900

			363,651

Communications Equipment — 0.4%
Avaya, Inc., 7.00%, 4/01/19 (c)		101	98,222
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		380	418,950

			517,172

Diversified Financial Services — 0.3%
Ally Financial, Inc., 2.93%, 7/18/16 (b)		275	281,166
Reynolds Group Issuer, Inc., 7.13%, 4/15/19		120	128,400

			409,566

Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc. (c):
3.85%, 1/15/18 (b)		228	229,710
6.13%, 1/15/21		127	128,905

			358,615

Health Care Technology — 0.7%
IMS Health, Inc., 12.50%, 3/01/18 (c)		850	1,003,000

Household Durables — 0.1%
Beazer Homes USA, Inc., 6.63%, 4/15/18		180	193,500

Independent Power Producers & Energy Traders — 0.8%
Calpine Corp., 6.00%, 1/15/22 (c)		80	82,200

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Independent Power Producers & Energy Traders (concluded)
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.:
10.00%, 12/01/20 (c)	USD	230	$243,800
10.00%, 12/01/20		700	743,750

			1,069,750

Media — 0.1%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		96	99,120

Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19		145	156,237

Road & Rail — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.00%, 12/01/17 (b)(c)		68	67,830

Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 6.13%, 1/15/22		50	50,938

Total Corporate Bonds — 4.1%			5,404,243

Floating Rate Loan Interests (b)

Aerospace & Defense — 2.1%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		512	516,909
SI Organization, Inc., Term Loan B, 5.50%, 11/22/16		411	398,826
Spirit Aerosystems, Inc., Term Loan B, 3.75%, 4/18/19		364	365,018
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		223	224,262
TransUnion LLC, Term Loan, 4.25%, 2/10/19		1,250	1,256,604

			2,761,619

Airlines — 1.4%
Delta Air Lines, Inc., Term Loan:
3.50%, 9/16/15		326	315,318
B1, 4.00%, 10/18/18		557	558,876
Northwest Airlines, Inc., Term Loan:
2.24%, 3/10/17		208	192,290
1.62%, 9/10/18		273	240,481

Floating Rate Loan Interests (b)		Par (000)	Value

Airlines (concluded)
US Airways Group, Inc., Term Loan B1, 4.25%, 5/23/19	USD	460	$461,380

			1,768,345

Auto Components — 4.3%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		359	363,589
Armored Autogroup, Inc., Term Loan B, 6.00%, 11/04/16		60	59,637
Autoparts Holdings Ltd., 1st Lien Term Loan, 6.50%, 7/28/17		627	615,159
Federal-Mogul Corp.:
Term Loan B, 2.10% - 2.11%, 12/29/14		1,354	1,336,155
Term Loan C, 2.10% - 2.11%, 12/28/15		1,262	1,245,186
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		1,150	1,160,063
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		50	50,271
Transtar Holding Co., 1st Lien Term Loan, 5.50%, 10/09/18		490	483,924
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		340	339,313

			5,653,297

Biotechnology — 0.3%
Grifols, Inc., Term Loan B, 4.25%, 6/01/17		324	325,834

Building Products — 1.9%
Armstrong World Industries, Inc., Term Loan B, 3.50%, 3/16/20		259	258,297
Continental Building Products LLC, 1st Lien Term Loan, 4.50%, 8/14/20		270	268,650
CPG International, Inc., Term Loan, 4.75%, 9/30/20		785	785,981
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		340	341,336
Wilsonart International Holdings LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		110	108,625
Term Loan B, 4.00%, 10/31/19		794	786,394

			2,549,283

Capital Markets — 0.6%
American Capital Holdings, Inc., Term Loan, 4.00%, 8/22/16		162	162,927

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	2

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Capital Markets (concluded)
HarbourVest Partners LLC, Term Loan B, 4.75%, 11/21/17	USD	315	$315,640
KCG Holdings, Inc., Term Loan B, 5.75%, 12/05/17		272	273,405

			751,972

Chemicals — 4.6%
Allnex USA, Inc.:
Term Loan B1, 4.50%, 10/03/19		256	257,092
Term Loan B2, 4.50%, 10/03/19		133	133,392
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17		222	222,998
Axalta Coating Systems US Holdings Inc., Term Loan, 4.75%, 2/01/20		731	736,503
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		496	497,856
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		479	480,019
General Chemical Corp., Term Loan, 5.00%, 10/06/15		266	267,338
INEOS US Finance LLC:
3 Year Term Loan, 2.16%, 5/04/15		88	88,410
6 Year Term Loan, 4.00%, 5/04/18		256	256,025
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/08/20		354	355,883
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		585	581,288
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		315	320,021
Term Loan B2, 4.25%, 1/15/20		585	588,071
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		159	160,220
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		135	134,326
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.50%, 3/19/20		690	697,469
Univar, Inc., Term Loan B, 5.00%, 6/30/17		224	220,212

			5,997,123

Commercial Banks — 0.7%
Fly Funding II Sarl, Term Loan B, 4.50%, 8/08/18		55	55,310

Floating Rate Loan Interests (b)		Par (000)	Value

Commercial Banks (concluded)
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 3.27%, 11/30/20	USD	190	$190,712
2nd Lien Term Loan, 8.25%, 5/31/21		70	70,350
Santander Asset Management, Term Loan, 4.25%, 11/11/20		595	595,000

			911,372

Commercial Services & Supplies — 3.8%
ADS Waste Holdings, Inc., Term Loan B, 4.25%, 10/09/19		902	905,720
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		295	295,613
Catalent Pharma Solutions, Inc., Term Loan, 6.50%, 12/29/17		115	116,294
KAR Auction Services, Inc., Term Loan B, 3.75%, 5/19/17		556	557,245
Learning Care Group (US) No. 2, Inc., Term Loan B, 6.00%, 5/08/19		139	139,698
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/16/19		309	308,838
2nd Lien Term Loan, 9.00%, 4/20/20		200	201,680
Progressive Waste Solutions Ltd., Term Loan B, 3.50%, 10/24/19		313	312,638
Protection One, Inc., Term Loan, 4.25%, 3/21/19		472	470,956
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		930	930,586
West Corp., Term Loan B8, 3.75%, 6/29/18		681	683,388

			4,922,656

Communications Equipment — 2.1%
Alcatel-Lucent USA, Inc.:
Term Loan C, 5.75%, 1/30/19		769	775,014
Term Loan D, 6.25%, 1/30/19	EUR	243	330,409
Avaya, Inc.:
Extended Term Loan B3, 4.74%, 10/26/17	USD	373	356,825
Term Loan B5, 8.00%, 3/30/18		67	66,540
CommScope, Inc., Term Loan, 3.75%, 1/12/18		441	440,846
Riverbed Technology, Inc., Term Loan, 4.00%, 12/18/19		177	178,052
Zayo Group LLC, Term Loan B, 4.00%, 7/02/19		651	650,623

			2,798,309

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Construction & Engineering — 1.1%
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20	USD	357	$354,659
Centaur LLC:
1st Lien Term Loan, 5.25%, 2/20/19		567	572,822
2nd Lien Term Loan, 8.75%, 2/15/20		280	285,600
USIC Holdings, Inc., 1st Lien Term Loan, 4.75%, 7/10/20		269	270,335

			1,483,416

Construction Materials — 1.6%
Filtration Group Corp.:
1st Lien Term Loan, 4.50%, 11/30/20		220	221,558
2nd Lien Term Loan, 8.25%, 11/30/21		120	121,950
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		1,616	1,624,783
McJunkin Red Man Corp., Term Loan, 5.00%, 11/12/19		150	151,078

			2,119,369

Consumer Finance — 0.5%
Springleaf Financial Funding Co., Term Loan B2, 4.75%, 9/25/19		700	707,000

Containers & Packaging — 1.7%
Clondalkin Acquisition BV, 1st Lien Term Loan B, 5.75%, 5/29/20		234	236,757
Pact Group (USA), Inc., Term Loan B, 3.75%, 5/29/20		998	988,153
Polarpak, Inc., 1st Lien Canadian Borrower, 4.50%, 6/05/20		119	119,744
Sealed Air Corp., 2013 Term Loan, 4.00%, 10/03/18		331	331,634
Tekni-Plex, Inc., Term Loan B, 5.50%, 8/25/19		394	394,012
WNA Holdings, Inc.:
1st Lien US Borrower, 4.50%, 6/05/20		65	65,046
2nd Lien Term Loan, 8.50%, 12/07/20		95	95,713

			2,231,059

Distributors — 1.3%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		1,150	1,148,563
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		233	232,071

Floating Rate Loan Interests (b)		Par (000)	Value

Distributors (concluded)
VWR Funding, Inc., Extended Add on Term Loan, 4.16%, 4/03/17	USD	278	$278,595

			1,659,229

Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00%, 1/30/20		640	642,967
Doncasters Finance US LLC, Term Loan, 5.50%, 4/09/20		209	210,649
Garda World Security Corp., Term Loan B, 4.00%, 11/06/20		270	270,812
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		469	461,355
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/02/20		632	541,790

			2,127,573

Diversified Financial Services — 2.1%
ION Trading Technologies Sarl:
1st Lien Term Loan, 4.50%, 5/22/20		394	395,738
2nd Lien Term Loan, 8.25%, 5/21/21		80	80,734
Kasima LLC, Term Loan B, 3.25%, 5/17/21		355	353,892
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/31/18		749	753,798
ROC Finance LLC, Term Loan, 5.00%, 5/15/19		250	239,220
RPI Finance Trust, Term Loan B3, 3.50%, 11/09/18		88	88,194
WMG Acquisition Corp., Term Loan, 3.75%, 7/01/20		800	799,000

			2,710,576

Diversified Telecommunication Services — 4.3%
Consolidated Communications, Inc., Term Loan B3, 5.25%, 12/31/18		873	878,029
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		525	525,578
Integra Telecom, Inc.:
1st Lien Term Loan, 5.25%, 2/22/19		463	467,158
2nd Lien Term Loan, 9.75%, 2/21/20		245	251,022
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19		220	221,329

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	4

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc. (concluded):
2020 Term Loan B, 4.00%, 1/15/20	USD	2,160	$2,173,500
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19		446	448,767
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		733	732,113

			5,697,496

Electric Utilities — 0.3%
American Energy - Utica, LLC, 2nd Lien Term Loan, 11.00%, 9/10/18		222	222,022
Sandy Creek Energy Associates, L.P., Term Loan B, 5.00%, 11/06/20		225	225,614

			447,636

Electrical Equipment — 0.4%
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.67%, 10/10/17		695	480,683

Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.25%, 4/29/20		522	519,764

Energy Equipment & Services — 0.6%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		259	259,620
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		361	362,983
Unifrax Corp., Term Loan, 4.25%, 11/28/18		218	218,667

			841,270

Food & Staples Retailing — 2.0%
Alliance Boots Holdings Ltd., Term Loan B1, 3.48%, 7/09/15	GBP	900	1,470,211
Rite Aid Corp.:
2nd Lien Term Loan, 5.75%, 8/21/20	USD	235	240,581
Term Loan 6, 4.00%, 2/21/20		224	225,433
Supervalu, Inc., Refinancing Term Loan B, 5.00%, 3/21/19		516	518,561
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/29/19		200	199,999

			2,654,785

Food Products — 3.9%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		541	537,397

Floating Rate Loan Interests (b)		Par (000)	Value

Food Products (concluded)
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20	USD	260	$260,000
Del Monte Foods Co., Term Loan:
1st Lien, 4.50%, 11/06/20		395	396,975
4.00%, 3/08/18		647	649,071
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		605	607,686
GFA Brands, Inc., Term Loan B, 5.00%, 7/09/20		110	109,999
H.J. Heinz Co., Term Loan B1, 3.25%, 6/07/19		75	75,158
Michael Foods Group, Inc., Term Loan, 4.25%, 2/23/18		167	168,240
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		713	710,538
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.25%, 4/29/20		125	124,809
Term Loan G, 3.25%, 4/29/20		697	695,455
Reddy Ice Corp.:
1st Lien Term Loan, 6.75% - 7.75%, 5/01/19		567	566,798
2nd Lien Term Loan, 10.75%, 11/01/19		270	265,275

			5,167,401

Gas Utilities — 0.3%
EFS Cogen Holdings I, Inc., Term Loan B, 2.75%, 12/01/20		325	325,000

Health Care Equipment & Supplies — 4.5%
ARAMARK Corp.:
Extended Synthetic 4C, 3.65%, 7/26/16		14	13,881
Extended Synthetic 4C-3, 3.65%, 7/26/16		9	9,388
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/29/20		938	941,757
2nd Lien Term Loan, 8.25%, 11/30/20		380	386,175
Biomet, Inc., Term Loan B2, 3.67%, 7/25/17		758	763,665
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		350	348,821
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20		27	27,106
DJO Finance LLC, Term Loan B3, 4.75%, 9/15/17		983	992,232
The Hologic Inc., Term Loan B, 3.75%, 8/01/19		768	770,583

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Health Care Equipment & Supplies (concluded)
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18	USD	96	$96,226
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		808	810,982
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		212	198,512
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19		306	309,352
2nd Lien Term Loan, 9.50%, 6/07/19		245	246,531

			5,915,211

Health Care Providers & Services — 5.4%
American Renal Holdings, Inc.:
1st Lien Term Loan, 4.50%, 9/20/19		657	655,058
2nd Lien Term Loan, 8.50%, 2/14/20		410	403,850
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		263	262,355
CHG Buyer Corp., Term Loan, 4.25%, 11/19/19		414	415,623
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		563	565,757
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16		998	1,002,781
Term Loan B2, 4.00%, 11/01/19		406	408,511
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		427	428,458
Fresenius SE & Co. KGaA:
Incremental TL B, 2.25%, 6/30/19	EUR	120	162,649
Term Loan B, 2.25%, 8/07/19	USD	620	619,225
Genesis HealthCare Corp., Term Loan B, 10.00%, 9/25/17		279	282,281
HCA, Inc., Extended Term Loan B4, 2.91%, 5/01/18		235	235,021
Ikaria Acquisition, Inc.:
1st Lien Term Loan, 7.25%, 7/03/18		138	139,287
2nd Lien Term Loan, 11.00%, 7/03/19		90	91,800
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		260	256,759
Incremental Term Loan B3, 7.75%, 5/15/18		219	216,531
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.25%, 6/29/18		424	424,997

Floating Rate Loan Interests (b)		Par (000)	Value

Health Care Providers & Services (concluded)
US Renal Care, Inc., Incremental 1st Lien Term Loan, 5.25%, 7/03/19	USD	483	$487,075

			7,058,018

Health Care Technology — 0.8%
IMS Health, Inc., Term Loan B1, 3.75%, 9/01/17		745	746,824
Kinetic Concepts, Inc., Term Loan D1, 4.50%, 5/04/18		120	121,170
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		207	206,949

			1,074,943

Hotels, Restaurants & Leisure — 11.8%
Bally Technologies, Inc., Term Loan B, 4.25%, 8/31/20		430	432,507
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		270	270,338
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		750	757,500
Caesars Entertainment Resort Properties, LLC, Term Loan B, 7.00%, 10/12/20		4,025	3,952,067
Drumm Investors LLC, Term Loan, 5.00%, 5/04/18		363	353,777
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		330	337,838
Hilton Worldwide Finance, LLC, Term Loan B2, 4.00%, 10/26/20		3,651	3,660,850
Intrawest ULC, Term Loan, 5.50%, 11/26/20		370	370,462
Marina District Finance Co., Inc., Term Loan B, 6.75%, 8/15/18		270	270,338
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		540	539,814
OSI Restaurant Partners LLC, Term Loan, 3.50%, 10/25/19		240	240,050
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		519	520,484
Playa Resorts Holding BV, Term Loan B, 4.75%, 8/06/19		410	413,333
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		115	114,785
Term Loan B, 5.25%, 2/19/19		318	319,388
Six Flags Theme Parks, Inc., Term Loan B, 4.00% - 5.25%, 12/20/18		303	304,617
Station Casinos, Inc., Term Loan B, 5.00%, 3/02/20		1,194	1,206,191

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	6

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Travelport LLC:
2nd Lien Term Loan 1, 9.50%, 1/29/16	USD	250	$258,173
Refinancing Term Loan, 6.25%, 6/26/19		269	274,951
Twin River Management Group, Inc., Term Loan B, 5.25%, 11/09/18		568	573,370
Wendy's International, Inc., Term Loan B, 3.25%, 5/15/19		371	370,974

			15,541,807

Household Products — 1.1%
Prestige Brands, Inc., Term Loan, 3.75%, 1/31/19		442	442,588
Spectrum Brands, Inc., Term Loan:
4.50% - 5.50%, 12/17/19		700	702,798
A, 3.00%, 9/07/17		235	235,195
C, 3.50%, 9/04/19		50	50,124

			1,430,705

Independent Power Producers & Energy Traders — 1.8%
AES Corp., Refinancing Term Loan B, 3.75%, 6/01/18		762	766,455
Calpine Corp., Term Loan B1, 4.00%, 4/02/18		212	213,463
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		1,012	1,021,252
Star West Generation LLC, Term Loan B, 4.25%, 3/13/20		408	410,500

			2,411,670

Industrial Conglomerates — 0.8%
Sequa Corp., Term Loan B, 5.25%, 12/19/17		1,047	1,033,302

Insurance — 2.6%
Alliant Holdings I, Inc., Term Loan B, 4.75%, 12/20/19		422	422,606
Asurion LLC, Term Loan B1, 4.50%, 5/24/19		645	644,680
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		328	328,997
Term Loan B2, 3.75%, 9/20/18		519	519,771
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20		419	413,319
2nd Lien Term Loan, 8.25%, 10/16/20		200	196,166
Cunningham Lindsey US, Inc., 1st Lien Term Loan, 5.00%, 12/10/19		367	366,307

Floating Rate Loan Interests (b)		Par (000)	Value

Insurance (concluded)
Hub International Ltd., Term Loan B, 4.75%, 10/02/20	USD	440	$444,237
National Financial Partners Corp., Term Loan, 5.25%, 7/01/20		130	131,134

			3,467,217

Internet Software & Services — 1.3%
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		873	871,726
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		408	408,970
2nd Lien Term Loan, 9.25%, 9/11/20		155	156,159
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		300	302,229

			1,739,084

IT Services — 3.7%
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		213	213,387
Ceridian Corp., Term Loan B, 4.42%, 5/09/17		899	903,015
First Data Corp., 2018 Term Loan:
4.17%, 9/24/18		270	270,589
Extended B, 4.17%, 3/23/18		2,140	2,143,790
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		659	660,122
InfoGroup, Inc., Term Loan, 8.00%, 5/25/18		245	198,446
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/20		68	68,810
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20		263	264,409
Term Loan E, 4.00%, 3/09/20		144	145,357

			4,867,925

Leisure Equipment & Products — 0.2%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		206	207,899

Life Sciences Tools & Services — 0.2%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		272	274,804

Machinery — 4.6%
Allegion PLC, Term Loan B, 3.00%, 9/30/20		210	210,065
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		131	132,054
Refinancing Term Loan, 4.25%, 12/10/18		210	210,728

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Machinery (concluded)
Dayco Products LLC, Term Loan B, 5.25%, 11/26/19	USD	360	$357,300
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20		274	275,286
Term Loan B3, 4.25%, 8/28/20		83	83,732
Gardner Denver, Inc., Term Loan:
EUR, 4.75%, 7/30/20	EUR	127	173,637
4.25%, 7/30/20	USD	761	756,882
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/31/20		783	783,037
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		396	396,990
Mirror Bidco Corp., Term Loan, 5.25%, 12/27/19		566	568,316
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		206	208,747
Pacific Industrial Services US Finco LLC:
1st Lien Term Loan, 5.00%, 10/02/18		500	505,315
2nd Lien Term Loan, 8.75%, 4/02/19		195	198,900
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		481	480,645
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		291	290,775
Terex Corp., Term Loan, 4.00%, 4/28/17	EUR	34	46,465
Wabash National Corp., Term Loan B, 4.50%, 5/02/19	USD	314	314,951

			5,993,825

Marine — 0.7%
HGIM Corp., Term Loan B, 5.50%, 6/18/20		920	923,450

Media — 13.8%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		695	696,522
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		255	255,000
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		501	500,100
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/20		575	579,887
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 4.75%, 7/03/14		226	169,649

Floating Rate Loan Interests (b)		Par (000)	Value

Media (continued)
Cengage Learning Acquisitions, Inc. (concluded):
Tranche 1 Incremental, 7.50%, 7/03/14	USD	365	$274,684
Charter Communications Operating LLC, Term Loan E, 3.00%, 7/01/20		464	457,140
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16		148	142,080
Term Loan C, 3.81%, 1/29/16		42	40,147
Clear Channel Communications, Inc.
Term Loan D, 6.91%, 1/30/19		1,564	1,474,046
Cumulus Media Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/17/18		559	561,249
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		356	357,653
EW Scripps Co., Term Loan B, 3.25%, 11/14/20		350	350,875
Fender Musical Instruments Corp., 2019 Term Loan B, 5.75%, 4/03/19		67	67,956
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17		660	661,416
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		45	41,751
Gray Television, Inc., Term Loan B, 4.75%, 10/15/19		117	116,973
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20		504	505,314
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 4.25%, 6/01/18		428	429,366
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		397	400,478
Intelsat Jackson Holdings SA, Term Loan B2, 2.00%, 6/30/19		1,183	1,184,249
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		150	150,188
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		115	115,058
Media General, Inc., Delayed Draw Term Loan B, 5.50%, 7/31/20		420	423,940
Mediacom LLC, Term Loan E, 4.50%, 10/23/17		484	484,152
NEP/NCP Holdco, Inc., Term Loan:
2nd Lien, 9.50%, 7/22/20		131	134,633
4.75%, 1/22/20		655	656,688

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	8

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Media (concluded)
Nielsen Finance LLC, Term Loan E, 2.92%, 5/02/16	USD	538	$538,682
Rentpath, Inc., Term Loan B, 6.25%, 5/29/20		539	526,530
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		389	390,470
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		373	370,095
Springer Science & Business Media Deutschland GmbH, Term Loan B2, 5.00%, 8/14/20		495	496,341
Tribune Company, 2013 Term Loan, 4.00%, 11/12/20		650	646,951
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 6/26/20		465	476,044
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/02/20		711	713,790
UPC Financing Partnership, Term Loan AG, 3.88%, 3/31/21	EUR	281	383,747
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/08/20	USD	780	779,938
Term Loan C, 4.50%, 6/05/20	GBP	650	1,073,571
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	514	516,303

			18,143,656

Metals & Mining — 4.0%
Ameriforge Group, Inc.:
1st Lien Term Loan, 5.00%, 12/19/19		372	375,288
2nd Lien Term Loan, 8.75%, 12/18/20		185	188,700
API Heat Transfer, Inc., Term Loan, 5.25%, 5/03/19		373	370,793
Constellium Holdco BV, Term Loan B, 6.00%, 3/25/20		826	845,464
FMG Resources August 2006 Property Ltd., Term Loan, 4.25%, 6/28/19		1,130	1,139,994
Murray Energy Corp., Term Loan B, 4.75%, 5/24/19		90	89,960
Novelis, Inc., Term Loan, 3.75%, 3/10/17		790	793,249
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		137	135,650
Walter Energy, Inc., Term Loan B, 6.75%, 4/02/18		720	704,286
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		619	633,462

			5,276,846

Floating Rate Loan Interests (b)		Par (000)	Value

Multiline Retail — 3.6%
99 Cents Only Stores, Term Loan, 4.50%, 1/11/19	USD	454	$456,316
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20		483	483,381
BJ's Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		541	542,432
2nd Lien Term Loan, 8.50%, 3/26/20		200	203,750
HEMA Holding BV, Extended 2nd Lien TL, 5.88%, 1/05/18	EUR	1,800	2,266,488
Hudson's Bay Co.:
1st Lien Term Loan, 4.75%, 11/04/20	USD	465	470,654
2nd Lien Term Loan, 8.25%, 11/04/21		35	35,933
JC Penney Corp., Inc., 1st Lien Term Loan, 6.00%, 5/22/18		259	253,284

			4,712,238

Oil, Gas & Consumable Fuels — 6.7%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/20/20		872	875,770
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		985	1,004,700
Drillships Financing Holding, Inc., Term Loan B2, 5.50%, 7/15/16		838	847,678
EP Energy LLC, Term Loan B3, 3.50%, 5/24/18		440	440,110
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 9/28/18		265	266,614
GIM Channelview Cogeneration LLC, Term Loan B, 4.25%, 5/08/20		454	456,699
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		320	320,223
Offshore Group Investment Ltd.:
6.25%, 10/25/17		696	698,425
5.75%, 3/28/19		348	351,405
Pacific Drilling SA, Term Loan B, 4.50%, 6/04/18		554	558,113
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		360	369,000
Philadelphia Energy Solutions LLC, Term Loan B, 6.25%, 4/04/18		373	332,856
Power Team Services LLC:
1st Lien Term Loan, 4.25%, 5/06/20		195	192,568
2nd Lien Term Loan, 8.25%, 11/06/20		105	103,162
Delayed Draw Term Loan, 4.25%, 5/06/20		11	10,497

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	9

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20	USD	416	$417,179
Samson Investment Co., 2nd Lien Term Loan, 6.00%, 9/25/18		295	295,737
State Class Tankers II LLC, Term Loan B, 6.75%, 6/22/20		400	403,000
Tesoro Corp., Term Loan B, 2.41%, 5/30/16		537	537,300
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		335	337,724

			8,818,760

Paper & Forest Products — 0.2%
NewPage Corp., Exit Term Loan, 7.75%, 12/21/18		313	319,689

Pharmaceuticals — 4.9%
Akorn, Inc., Term Loan B, 4.50%, 8/27/20		410	411,283
Amneal Pharmaceuticals LLC, Term Loan, 7.00%, 11/01/19		280	280,000
Aptalis Pharma, Inc., Term Loan B, 6.00%, 9/18/20		1,201	1,212,486
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20		240	240,600
Par Pharmaceutical Cos., Inc., Refinancing Term Loan B, 4.25%, 9/30/19		1,068	1,072,642
Pharmaceutical Product Development LLC, Term Loan B, 4.25%, 12/05/18		918	923,553
Quintiles Transnational Corp., Term Loan B, 4.00%, 6/08/18		577	577,015
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		607	611,327
Series D2 Term Loan B, 3.75%, 2/13/19		657	661,350
Term Loan E, 4.50%, 8/05/20		407	411,105

			6,401,361

Professional Services — 1.7%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		722	724,208
ON Assignment, Inc., Refinancing Term Loan B, 3.50%, 4/30/20		248	247,545
Sirva Worldwide, Inc., Term Loan, 7.50%, 3/27/19		428	435,337
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20		260	260,000

Floating Rate Loan Interests (b)		Par (000)	Value

Professional Services (concluded)
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19	USD	597	$599,205

			2,266,295

Real Estate Investment Trusts (REITs) — 0.6%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		622	624,699
Starwood Property Trust, Inc., Term Loan B, 3.50%, 4/17/20		125	124,454

			749,153

Real Estate Management & Development — 1.4%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20		575	581,290
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		87	87,982
Extended Term Loan, 4.50%, 3/05/20		1,197	1,209,085

			1,878,357

Road & Rail — 0.4%
Genesee & Wyoming, Inc., Term Loan A, 1.91%, 9/29/17		240	239,845
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		229	230,070

			469,915

Semiconductors & Semiconductor Equipment — 1.3%
Freescale Semiconductor, Inc.:
Term Loan B4, 5.00%, 2/28/20		746	753,944
Term Loan B5, 5.00%, 1/15/21		165	166,708
NXP BV:
Term Loan C, 4.75%, 1/11/20		432	432,061
Term Loan D, 3.25%, 1/10/20		330	330,247

			1,682,960

Software — 5.0%
Blackboard, Inc., Term Loan B3, 4.75%, 10/04/18		115	115,673
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		560	562,800
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 11/30/19		260	260,000
2nd Lien Term Loan, 8.25%, 5/30/20		110	110,550
CompuCom Systems, Inc., Refinancing Term Loan B, 4.25%, 5/11/20		140	138,890

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	10

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Software (concluded)
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20	USD	244	$237,972
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		220	222,200
Term Loan B, 5.25%, 11/01/19		424	423,932
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		924	928,158
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		410	422,300
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		250	251,563
2nd Lien Term Loan, 8.50%, 10/08/21		350	354,375
RP Crown Parent LLC, 1st Lien Term Loan, 6.75%, 12/21/18		357	360,501
Sophia LP, Term Loan B, 4.50%, 7/19/18		605	609,190
SS&C Technologies, Inc.:
Term Loan B1, 3.25%, 6/07/19		675	676,065
Term Loan B2, 3.25%, 6/07/19		70	69,938
StoneRiver Holdings, Inc.:
1st Lien Term Loan, 4.50%, 11/29/19		187	186,548
2nd Lien Term Loan, 8.50%, 5/29/20		214	215,242
Websence, Inc.:
2nd Lien Term Loan, 8.25%, 12/24/20		170	169,788
Term Loan B, 4.50%, 6/25/20		185	184,307

			6,499,992

Specialty Retail — 6.5%
Academy Ltd., Term Loan, 4.50%, 8/03/18		786	789,660
Atlantic Aviation FBO, Inc., Term Loan B, 3.25%, 6/01/20		135	134,536
Bass Pro Group LLC, Term Loan, 4.00%, 11/20/19		639	641,545
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/17		151	152,238
David's Bridal, Inc., Term Loan B, 5.00%, 10/11/19		848	848,960
Equinox Holdings, Inc., Repriced Term Loan B, 4.50% - 5.50%, 1/31/20		453	454,989
Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		77	74,999

Floating Rate Loan Interests (b)		Par (000)	Value

Specialty Retail (concluded)
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19	USD	455	$460,099
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		221	221,658
Leslie's Poolmart, Inc., Term Loan B, 4.25%, 10/16/19		696	697,552
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		602	603,372
The Neiman Marcus Group, Inc., Term Loan, 5.00%, 10/26/20		700	704,200
Party City Holdings, Inc., Refinancing Term Loan B, 4.25%, 7/29/19		1,111	1,113,329
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		781	784,530
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.00%, 4/23/20		177	177,449
SRAM LLC, Term Loan B, 4.00%, 4/10/20		189	188,679
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		396	394,231
Toys 'R' Us-Delaware, Inc., Term Loan B3, 5.25%, 5/25/18		37	33,271

			8,475,297

Textiles, Apparel & Luxury Goods — 0.9%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		911	866,143
Phillips-Van Heusen Corp., Term Loan B, 3.25%, 2/13/20		291	291,623
True Religion Apparel, Inc., 1st Lien Term Loan, 5.88%, 7/30/19		45	43,031

			1,200,797

Thrifts & Mortgage Finance — 0.6%
IG Investments Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		447	448,438
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		373	377,401

			825,839

Trading Companies & Distributors — 0.1%
WESCO Distribution, Inc., Term Loan B, 4.50%, 12/12/19		127	127,509

Wireless Telecommunication Services — 0.8%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		372	372,851

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	11

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value

Light Tower Fiber LLC, 1st Lien Term Loan, 4.50%, 4/13/20	USD	608	$608,731

			981,582

Total Floating Rate Loan Interests — 135.9%			178,382,173

Non-Agency Mortgage-Backed Securities — 0.2%

Commercial Mortgage-Backed Securities— 0.2%
Hilton USA Trust 2013-HLT, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(c)(d)		304	305,520

Warrants — 0.0% (e)		Shares

Software — 0.0%
HMH Holdings/EduMedia, (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		691	—

Total Long-Term Investments (Cost — $187,415,662) — 144.4%	189,530,143

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (f)(g)	3,300,634	$3,300,634

Total Short-Term Securities (Cost — $3,300,634) — 2.5%		3,300,634

Total Investments (Cost — $190,716,296*) — 146.9%		192,830,777
Liabilities in Excess of Other Assets — (46.9)%		(61,552,860)

Net Assets — 100.0%		$131,277,917

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$191,170,578

Gross unrealized appreciation	$2,738,263
Gross unrealized depreciation	(1,078,064)

Net unrealized appreciation	$1,660,199

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

J.P. Morgan Securities LLC	$305,520	—

(e)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,298,269	2,002,365	3,300,634	$42

(g)	Represents the current yield as of report date.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	12

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADS	American Depositary Shares
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
USD	US Dollar

•	Foreign currency exchange contracts as of November 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

USD	2,872,246	EUR	2,127,000	Barclays Bank PLC	1/22/14	$(17,986)
USD	96,556	CAD	100,000	Barclays Bank PLC	1/23/14	2,564
USD	2,287,017	GBP	1,417,000	Barclays Bank PLC	1/23/14	(30,767)
Total						$(46,189)

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	13

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

•	Credit default swaps - sold protection outstanding as of November 30, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Credit Rating[1]		Notional Amount (000)[2]	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	124	$(31,086)	$(31,876)	$790
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	34	(8,619)	(7,662)	(957)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	49	(14,305)	(10,681)	(3,624)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	49	(14,305)	(10,681)	(3,624)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	143	(41,515)	(29,544)	(11,971)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	190	(62,604)	(42,085)	(20,519)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	9/20/16	CCC-	USD	500	(184,988)	(107,288)	(77,700)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	9/20/16	CCC-	USD	473	(174,867)	(99,123)	(75,744)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	89	(38,659)	(23,035)	(15,624)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD	127	(57,701)	(35,010)	(22,691)
Total							$(628,649)	$(396,985)	$(231,664)

[1]	Using Standard & Poor’s rating of the issuer.
[2]	The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of agreement.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	14

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

•	For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	—	—	$892,493	$892,493
Asset-Backed Securities	—	—	4,545,714	4,545,714
Corporate Bonds	—	$5,404,243	—	5,404,243
Floating Rate Loan Interests	—	162,673,532	15,708,641	178,382,173
Non-Agency Mortgage-Backed Securities	—	305,520	—	305,520
Short-Term Securities	$3,300,634	—	—	3,300,634
Unfunded Loan Commitments	—	480		480
Liabilities:
Unfunded Loan Commitments		(112)		(112)

Total	$3,300,634	$168,383,663	$21,146,848	$192,831,145

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	15

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$790	—	$790
Foreign currency exchange contracts	—	2,564	—	2,564
Liabilities:
Credit contracts	—	(232,454)	—	(232,454)
Foreign currency exchange contracts	—	(48,753)	—	(48,753)
Total	—	$(277,853)	—	$(277,853)

[1]	Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$12,769	—	—	$12,769
Liabilities:
Bank overdraft		$(788,584)		(788,584)
Bank overdraft on foreign currency at value	—	(213,847)	—	(213,847)
Loans payable	—	(53,049,511)	—	(53,049,511)
Total	$12,769	$(54,051,942)	—	$(54,039,173)

There were no transfers between Level 1 and Level 2 during the year ended November 30, 2013.

The Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	16

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2013	—	$ 4,422,403	$ 21,940,408	$26,362,811
Transfers into Level 3[1]	$906,055	—	5,076,476	5,982,531
Transfers out of Level 3[2]	—	—	(12,083,540)	(12,083,540)
Accrued discounts/premiums	—	4,951	8,952	13,903
Net realized gain (loss)	353	39,182	9,704	49,239
Net change in unrealized appreciation/ depreciation[3]	17,856	(16,742)	66,345	67,459
Purchases	—	1,203,390	2,737,315	3,940,705
Sales	(31,771)	(1,107,470)	(2,047,019)	(3,186,260)
Closing Balance, as of November 30, 2013	$892,493	$ 4,545,714	$ 15,708,641	$21,146,848

[1]	As of August 31, 2013, the Trust used observable inputs in determining the value of certain investments. As of November 30, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,982,531 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of November 30, 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $12,083,540 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2013 was $112,293.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2013	17

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Defined Opportunity Credit Trust

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Defined Opportunity Credit Trust

Date: January 24, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Defined Opportunity Credit Trust

Date: January 24, 2014